Fair Value of Financial Instruments Held or Issued (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Carrying Value	$ 4,029.2	$ 3,719.0	$ 3,611.4
Liabilities, Carrying Value	(1,466.1)	(1,389.1)	(1,332.3)
Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Carrying Value	0.2	1.0
Liabilities, Carrying Value	(2.1)
Commodity Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Carrying Value	0.8	2.8
Liabilities, Carrying Value	(0.8)	(4.6)
Level 2 | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value	0.2	1.0
Liabilities, Fair Value	(2.1)
Level 2 | Commodity Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value	0.8	2.8
Liabilities, Fair Value	$ (0.8)	$ (4.6)